Acquisitions, Discontinued Operations and Dispositions - Acquisitions (Details) customer in Thousands, $ in Millions			12 Months Ended
	Aug. 01, 2019 USD ($) state customer	Jun. 01, 2018 USD ($) customer state	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Goodwill			$ 579	$ 573
Stream Energy
Business Acquisition [Line Items]
Number of states in which the entity operates | state	9
Purchase price	$ 329
Working capital adjustments	$ 29
Residential customer equivalents acquired | customer	600
Customers acquired | customer	450
Account receivable	$ 98
Accounts payable	(73)
Other net current and non-current working capital	5
Goodwill	6
Stream Energy | Texas
Business Acquisition [Line Items]
Goodwill	5
Stream Energy | East
Business Acquisition [Line Items]
Goodwill	1
Stream Energy | Marketing Partnerships
Business Acquisition [Line Items]
Intangible assets	154
Stream Energy | Customer Relationships
Business Acquisition [Line Items]
Intangible assets	85
Stream Energy | Trade Names
Business Acquisition [Line Items]
Intangible assets	28
Stream Energy | Other Intangible Assets
Business Acquisition [Line Items]
Intangible assets	$ 26
XOOM Energy, LLC
Business Acquisition [Line Items]
Number of states in which the entity operates | state		19
Purchase price		$ 213
Working capital adjustments		$ 48
Residential customer equivalents acquired | customer		395
Customers acquired | customer		300
Other net current and non-current working capital		$ 46
Intangible assets		133
Goodwill		34
XOOM Energy, LLC | Texas
Business Acquisition [Line Items]
Goodwill		28
XOOM Energy, LLC | East
Business Acquisition [Line Items]
Goodwill		$ 6
Small Book Acquisitions 2019
Business Acquisition [Line Items]
Purchase price			$ 17
Customers acquired | customer			72
Cash paid to acquire business			$ 13		$ 2
Small Book Acquisitions 2018
Business Acquisition [Line Items]
Purchase price				$ 44
Customers acquired | customer				115
Cash paid to acquire business			$ 2	$ 40